Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Feb. 24, 2023	Sep. 30, 2022	Jan. 31, 2022	Jan. 20, 2022
Related Party Transaction [Line Items]
Management contract revenue	[1]	$ 36	$ 203	$ 271	$ 177
Leasing revenues		4	24	33	26
Total operating revenues		169	843	1,502	907
Total related party operating expenses	[1]	(31)	$ (148)	$ (200)	(174)
PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)			35.00%	0.00%		35.00%	35.00%	35.00%	35.00%
Reimbursable revenues
Related Party Transaction [Line Items]
Reimbursable revenues		4	$ 27	$ 32	35
Other
Related Party Transaction [Line Items]
Reimbursable revenues	[1]	5	39	45	32
Related Party
Related Party Transaction [Line Items]
Management contract revenue		12	174	225	98
Leasing revenues		4	24	33	26
Total operating revenues		19	216	298	189
Other related party operating expenses		0	0	0	(3)
Total related party operating expenses		(3)	0	0	(70)
Related Party | Reimbursable revenues
Related Party Transaction [Line Items]
Reimbursable revenues		3	12	28	65
Related Party | Other
Related Party Transaction [Line Items]
Reimbursable revenues		0	6	12	0
West Bollsta | Related Party
Related Party Transaction [Line Items]
Operating lease, expense		0	0	0	(57)
West Hercules | Related Party
Related Party Transaction [Line Items]
Operating lease, expense		$ (3)	$ 0	$ 0	$ (10)

[1]	Includes revenue received from related parties of $298 million, $216 million, $19 million and $189 million, and costs paid to related parties of nil, nil, $3 million, and $70 million for the year ended December 31, 2023, periods February 23, 2022 through December 31, 2022 (Successor), January 1, 2022 through February 22, 2022, and the year ended December 31, 2021 (Predecessor), respectively. Refer to Note 26 – "Related party transactions" for further details.